Net Loss per Share Attributable to Common Stockholders - Narrative (Detail) - shares	Jul. 31, 2018	Jan. 31, 2018	Jul. 31, 2017	Jan. 31, 2017	Jan. 31, 2016
RSUs with vesting conditions
IPO, Sale of Stock [Line Items]
RSUs outstanding (in shares)	161,250	23,080,543	21,417,733	16,830,286	5,887,182